DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
VRD bonds	$ 3,355	$ 8,790
US Treasury Bills	1,040,605	0
Total	1,043,960	8,790
Non Current [Abstract]
VRD bonds	5,403	13,476
US Treasury Bills	0	0
Total	$ 5,403	$ 13,476